INCOME TAX (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Provision for income tax consists of the following:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2015	2014	2015	2014
Current
USA	$-	$-	$-	$-
Taiwan	-	-	-	-

Deferred
USA
Deferred tax assets for NOL carryforwards	(8,605)	(12,949)	(20,674)	(29,055)
Valuation allowance	8,605	12,949	20,674	29,055
Net changes in deferred income tax under non-current portion	-	-	-	-

Taiwan
Noncurrent portion
NOL carryforwards	(21,775)	(53,013)	(46,088)	(119,597)
Valuation allowance	21,775	53,013	46,088	119,597
Net changes in deferred income tax under non-current portion	-	-	-	-

Total provision for income tax	$-	$-	$-	$-

Provision for income tax consists of the following:

	For the Years Ended December 31,
	2014	2013
Current
USA	$-	$-
Taiwan	-	-

Deferred
USA
Deferred tax assets for NOL carryforwards	(104,605)	-
Valuation allowance	104,605	-
Net changes in deferred income tax under non-current portion	-	-

Taiwan
Current portion
Temporary difference from revenue	-	(10,360)
Temporary difference from G&A expenses	-	(30,336)
Temporary difference from interest expenses	-	(182)
Temporary difference from other income	-	(1,851)
Valuation allowance	-	42,729
Net changes in deferred income tax under current portion	-	-

Noncurrent portion
NOL carryforwards	(133,908)	(378,672)
Valuation allowance	133,908	378,672
Net changes in deferred income tax under non-current portion	-	-

Total provision for income tax	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Six Months Ended June 30,
	2015	2014

U.S. statutory income tax rate	35.0%	35.0%
Foreign statutory income tax rate difference	(18.0%)	(18.0%)
Changes in valuation allowance	(17.0%)	(17.0%)
Effective income tax rate	0.0%	0.0%

The following is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Years Ended December 31,
	2014	2013

U.S. statutory income tax rate	35.0%	35.0%
Foreign statutory income tax rate difference	(18.0)%	(18.0)%
Net permanent and temporary differences	(1.3)%	(2.6)%
Changes in valuation allowance	(15.7)%	(14.4)%
Effective income tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred taxes as of June 30, 2015 and December 31, 2014 were as follows:

	June 30,	December 31,
	2015	2014
Deferred tax assets:
Net operating loss carryforwards	$2,160,286	$2,123,347
Less: Valuation allowance	(2,160,286)	(2,123,347)
Deferred tax assets, net	$-	$-

Significant components of the Company’s deferred taxes as of December 31, 2014 and 2013 were as follows:

	December 31,	December 31,
	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$2,123,347	$1,860,524
Net differences in accounting for revenue and expenses	-	141,697
Total deferred tax assets	2,123,347	2,002,221
Less: Valuation allowance	(2,123,347)	(2,002,221)
Deferred tax assets, net	$-	$-